SUBSEQUENT EVENTS (Details) $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 31, 2022 large_range_2Tanker_vessel_type	Dec. 31, 2021 large_range_2Tanker_vessel_type	Nov. 30, 2021 USD ($) large_range_2Tanker_vessel_type	Mar. 31, 2022 USD ($)	Dec. 31, 2021 large_range_2Tanker_vessel_type	Dec. 31, 2021 USD ($) large_range_2Tanker_vessel_type very_large_crude_carrier	Dec. 31, 2020 USD ($)	Dec. 31, 2020 very_large_crude_carrier	Dec. 31, 2020 suezmax_tanker_vessel_type	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Number of newbuildings sold | large_range_2Tanker_vessel_type			4		2	4
Net proceeds from sale of vessel (including related party amounts of $80,000 for the year ended December 31, 2021)						$ 80,000	$ 24,738			$ 0
Number of newbuildings delivered		2				2		1	1
Gain on sale of vessel						$ 5,059	$ 12,354			$ 0
Subsequent Event
Subsequent Event [Line Items]
Number of newbuildings delivered | large_range_2Tanker_vessel_type	2
LR2 tanker
Subsequent Event [Line Items]
Net proceeds from sale of vessel (including related party amounts of $80,000 for the year ended December 31, 2021)			$ 160,000			160,000
Net cash proceeds from sale of vessels			$ 68,600
Gain on sale of vessel						$ 5,100
LR2 tanker | Subsequent Event
Subsequent Event [Line Items]
Net cash proceeds from sale of vessels				$ 35,100
Gain on sale of vessel				$ 6,000